Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

November 18, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	CitizensSelect Funds (811-21035)

Registration Statement on Form N-14

On behalf of CitizensSelect Funds (the "Registrant"), transmitted herewith is the Registrant's registration statement on Form N-14 (the "Registration Statement"). The Registration Statement contains a Prospectus/Information Statement (the "Prospectus/Information Statement") for shareholders of Dreyfus Institutional Treasury Securities Cash Advantage Fund (the "Fund"), a series of Dreyfus Institutional Reserve Funds, regarding an Agreement and Plan of Reorganization to transfer its assets in a tax-free reorganization to Dreyfus Institutional Preferred Treasury Securities Money Market Fund (the "Acquiring Fund" and together with the Fund, the "Funds"), a series of the Registrant, in exchange solely for Hamilton shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities (the "Reorganization"). Hamilton, Institutional and Premier shareholders of the Fund will receive a number of Hamilton shares (or fractions thereof) of the Acquiring Fund, equal in value to the aggregate net asset value of the shareholder's Hamilton, Institutional or Premier shares of the Fund as of the closing date of the Reorganization. The Fund and the Acquiring Fund are each an open-end investment company. The Acquiring Fund and the Fund are managed by Dreyfus Cash Investment Strategies ("CIS"), a division of BNY Mellon Investment Adviser, Inc. ("BNYM Investment Adviser"), the investment adviser to the Fund and the Acquiring Fund.

The Registrant intends to file a Pre-Effective Amendment to the Registration Statement to respond to comments from the staff of the Securities and Exchange Commission, file certain exhibits, including the opinion and consent of Proskauer Rose LLP, counsel to the Funds, as to the legality of the securities being registered, and make certain other revisions. It is currently anticipated that the Registrant will seek effectiveness on or about December 18, 2020. The Registrant also will file a Post-Effective Amendment that will include a copy of the tax opinion to be issued in connection with the closing of the Reorganization, if the Reorganization is approved by the Fund's shareholders. Filed as an exhibit to the Registration Statement is the consent of Ernst & Young LLP ("EY"), independent registered public accounting firm for the Funds, with respect to each Fund's Annual Report for its most recent fiscal year end.

The Registrant intends to mail the Prospectus/Information Statement on or about December 28, 2020 to the Fund's shareholders of record as of the close of business on December 18, 2020. The Reorganization is expected to occur on or about March 5, 2021.

The Registrant has been determined to be the accounting survivor of the Reorganization, after consideration of relevant factors, including those set forth in North American Security Trust (SEC No-Action Letter, pub. avail. Aug. 5, 1994). Such determinations were made in consultation with EY and counsel to the Funds and their independent board members. These factors include those discussed below:

•	Investment Adviser. BNYM Investment Adviser is the investment adviser to both the Acquiring Fund and the Fund. Members of the CIS portfolio management team will be responsible for managing the combined fund after the Reorganization.

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•	Investment Objectives, Policies and Restrictions. As described in greater detail in the Prospectus/Information Statement, the Acquiring Fund and the Fund are money market funds with the same investment objective and substantially similar investment management policies. Each fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Each fund's investment objective is a fundamental policy which cannot be changed without the approval of the holders of a majority (as defined in the Investment Company Act of 1940, as amended ("1940 Act")) of the relevant fund's outstanding voting securities. To pursue this goal, the Acquiring Fund and the Fund each pursues its investment objective by investing only in U.S. Treasury securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government, including those with floating or variable rates of interest) and cash.

Each fund is designated as a "government money market fund" as that term is defined in Rule 2a-7 under the 1940 Act. As government money market funds, each fund is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. Each fund normally invests at least 80% of its net assets in U.S. Treasury securities (i.e., under normal circumstances, the fund will not invest more than 20% of its net assets in cash), and typically invests exclusively in such securities.

Each fund is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the funds' dividend income in their state and locality.

The Acquiring Fund and the Fund have substantially similar fundamental investment restrictions.

The Acquiring Fund's investment objective, policies and restrictions will be used to manage the combined fund after the Reorganization.

Expense Structure and Expense Ratios. The Acquiring Fund has a lower management fee than the Fund.

The Acquiring Fund has agreed to pay BNYM Investment Adviser a "unitary" management fee at the annual rate of 0.10% of the value of the Acquiring Fund's average daily net assets. The Fund has agreed to pay BNYM Investment Adviser a "unitary" management fee at the annual rate of 0.16% of the Fund's average daily net assets. With respect to each fund, under the unitary fee structure, BNYM Investment Adviser has agreed in its management agreement with the fund to (i) pay all of the fund's expenses, except management fees, Rule 12b-1, shareholder services or administrative services plan fees, interest, taxes, brokerage fees and commissions, if any, the fees and expenses of the Independent Board Members and independent counsel to the fund and to the Independent Board Members, and (ii) reduce its fees pursuant to the management agreement in an amount equal to the respective fund's allocable portion of the fees and expenses of the Independent Board Members and independent counsel to the fund and to the Independent Board Members. These provisions in the management agreement may not be amended without the approval of the respective fund's shareholders.

Hamilton shares of the Acquiring Fund are subject to an annual fee of 0.05% of the value of the Acquiring Fund's average daily net assets attributable to Hamilton shares for the provision of services pursuant to the Acquiring Trust's Administrative Services Plan. Hamilton shares and Premier shares of the Fund are subject to an annual fee of 0.04% and 0.25%, respectively, of the value of the average daily net assets attributable to the relevant class of shares pursuant to the Trust's Shareholder Services Plan. Premier shares of the Fund are subject to an annual fee of 0.04% of the value of the average daily net assets attributable to Premier shares pursuant to the Trust's Administrative Services Plan. Institutional shares of the Fund are not subject to any plans or plan fees.

The Acquiring Fund's expense structure will be the expense structure of the combined fund after the Reorganization.

•	Asset Size. The Funds have differing asset sizes, with the Fund having more assets than the Acquiring Fund. As of September 30, 2020 the Acquiring Fund and the Fund had net assets of approximately $160 million and $558 million, respectively.

•	Portfolio Composition. The portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund's investment objective, policies, restrictions and process. As the Funds are both money market funds managed in accordance with Rule 2a-7 under the 1940 Act and have the same investment objective and investment management policies, there is no current expectation that the Fund's portfolio securities will be sold in connection with the Reorganization.

It is appropriate for the Acquiring Fund to be the accounting survivor because the Acquiring Fund's investment objective, policies, restrictions and process and class and expense structure will be used in managing the combined fund. The Acquiring Fund's adviser and portfolio management team will continue in their roles for the combined fund after the Reorganization. Additionally, the portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund's investment objective, policies, restrictions and process. Although the Acquiring Fund has a smaller asset base than the Fund, we do not believe that the asset size difference should outweigh the other NAST factors that indicate that the Acquiring Fund should be the accounting survivor in the Reorganization.

Please telephone the undersigned at 212.969.3891, or David Stephens of this office at 212.969.3357, if you have any questions.

Very truly yours,

/s/ Andrew Hartman
Andrew Hartman

cc:	David Stephens

Jeff Prusnofsky